Provisions - Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Current provisions	€ 1,463	€ 1,018	€ 998
Non-current provisions	1,035	1,097	1,315
Provisions	2,498	2,115	2,313
Additional provisions, other provisions	1,836	1,049
Provision used, other provisions	1,266	1,274
Unused provision reversed, other provisions	159	59
Increase through adjustments arising from passage of time, other provisions	25	2
Acquisitions through business combinations, other provisions	6	99
Increase (decrease) through change in discount rate, other provisions	(6)	(27)
Increase (decrease) through net exchange differences, other provisions	(53)	97
Increase (decrease) in other provisions	383	(198)
Change in Fair value on contingent consideration		(86)
Respironics field action [Member]
Provisions [Line Items]
Current provisions	331	366	525
Non-current provisions	3	23	52
Provisions	334	390	577
Additional provisions, other provisions	240	250
Provision used, other provisions	285	(486)
Increase (decrease) through net exchange differences, other provisions	(10)	49
Increase (decrease) in other provisions	(55)	(187)
Warranty provision [member]
Provisions [Line Items]
Current provisions	293	287	207
Non-current provisions	64	57	32
Provisions	357	344	238
Additional provisions, other provisions	313	320
Provision used, other provisions	268	224
Unused provision reversed, other provisions	20
Increase (decrease) through net exchange differences, other provisions	(12)	9
Increase (decrease) in other provisions	13	105
Other environment related provision [member]
Provisions [Line Items]
Current provisions	22	20	26
Non-current provisions	80	83	99
Provisions	102	104	124
Additional provisions, other provisions	18	15
Provision used, other provisions	14	17
Unused provision reversed, other provisions	2	2
Increase through adjustments arising from passage of time, other provisions	5	4
Increase (decrease) through change in discount rate, other provisions	(6)	(27)
Increase (decrease) through net exchange differences, other provisions	(3)	7
Increase (decrease) in other provisions	(2)	(21)
Restructuring provision [member]
Provisions [Line Items]
Current provisions	102	134	58
Non-current provisions	14	6	8
Provisions	116	140	66
Additional provisions, other provisions	263	154
Provision used, other provisions	219	61
Unused provision reversed, other provisions	67	18
Increase (decrease) through transfers and other changes, other provisions	(2)	(1)
Increase (decrease) in other provisions	(24)	74
Legal proceedings provision [member]
Provisions [Line Items]
Current provisions	477	74	39
Non-current provisions	10	14	53
Provisions	487	89	91
Additional provisions, other provisions	644	89
Provision used, other provisions	235	100
Unused provision reversed, other provisions	10	3
Increase through adjustments arising from passage of time, other provisions	23	0
Acquisitions through business combinations, other provisions		4
Increase (decrease) through net exchange differences, other provisions	(23)	7
Increase (decrease) in other provisions	399	(3)
Provisions for contingent considerations [Member]
Provisions [Line Items]
Current provisions	57	23	52
Non-current provisions	58	89	156
Provisions	115	113	208
Additional provisions, other provisions	24
Provision used, other provisions	20	105
Unused provision reversed, other provisions	7
Increase through adjustments arising from passage of time, other provisions	1
Acquisitions through business combinations, other provisions	6	96
Increase (decrease) through net exchange differences, other provisions	(2)
Increase (decrease) in other provisions	2	(95)
Change in Fair value on contingent consideration		(86)
Miscellaneous other provisions [member]
Provisions [Line Items]
Current provisions	181	112	92
Non-current provisions	248	279	257
Provisions	429	390	349
Additional provisions, other provisions	223	160
Provision used, other provisions	134	95
Unused provision reversed, other provisions	45	35
Increase through adjustments arising from passage of time, other provisions	(3)	(3)
Increase (decrease) through net exchange differences, other provisions	(1)	14
Increase (decrease) in other provisions	39	41
Post-employement benefit [Member]
Provisions [Line Items]
Non-current provisions	558	546	659
Provisions	558	546	€ 659
Additional provisions, other provisions	112	61
Provision used, other provisions	91	185
Unused provision reversed, other provisions	10	1
Increase (decrease) through net exchange differences, other provisions	0	12
Increase (decrease) in other provisions	€ 12	€ (113)